6. EQUIPMENT	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 6. EQUIPMENT

6.            EQUIPMENT

		March 31, 2014			December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$88,584	$63,017	$25,567	$92,057	$64,123	$27,934
Computer equipment	444,936	344,982	99,954	459,426	349,636	109,790
Field equipment	242,112	145,045	97,067	251,604	144,786	106,818
Buildings	237,239	196,664	40,575	246,540	202,139	44,401
	$1,012,871	$749,708	$263,163	$1,049,627	$760,684	$288,943